Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Securities held for sale, fair value	$ 29,600	$ 13,499
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,052,143	7,095,920
Common stock, shares outstanding	7,052,143	7,095,920